Note 7 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Acquisition cost	$ 255	$ 442	$ 700
Iron Creek assets [member]
Statement Line Items [Line Items]
Balance	93,200	85,634
Foreign exchange	(4,424)	7,530
Acquisition cost		36
Balance	$ 88,776	$ 93,200	$ 85,634